Share Capital - Schedule of Movement of Share Capital (Details) $ in Thousands	Jun. 30, 2026 USD ($) shares
Authorized
Authorized, beginning balance | shares	1,887,814,313,346
Authorized, beginning balance (in Dollars) | $	$ 50
Authorized, ending balance | shares	1,887,814,313,346
Authorized, ending balance (in Dollars) | $	$ 50
Issued and full paid
Issued and full paid, beginning balance | shares	54,804,126
Issued and full paid, beginning balance (in Dollars) | $		[1]
Issued and full paid, ending balance | shares	54,804,126
Issued and full paid, ending balance (in Dollars) | $		[1]
Voting Class A ordinary shares [Member]
Authorized
Authorized, beginning balance | shares	1,791,048,851,869
Authorized, beginning balance (in Dollars) | $	$ 47
Authorized, ending balance | shares	1,791,048,851,869
Authorized, ending balance (in Dollars) | $	$ 47
Issued and full paid
Issued and full paid, beginning balance | shares	44,175,159
Issued and full paid, beginning balance (in Dollars) | $		[1]
Issued and full paid, ending balance | shares	44,175,159
Issued and full paid, ending balance (in Dollars) | $		[1]
Voting Class B ordinary shares [Member]
Authorized
Authorized, beginning balance | shares	72,816,437,663
Authorized, beginning balance (in Dollars) | $	$ 2
Authorized, ending balance | shares	72,816,437,663
Authorized, ending balance (in Dollars) | $	$ 2
Issued and full paid
Issued and full paid, beginning balance | shares	4,285,911
Issued and full paid, beginning balance (in Dollars) | $		[1]
Issued and full paid, ending balance | shares	4,285,911
Issued and full paid, ending balance (in Dollars) | $		[1]
Non-voting redeemable preferred shares [Member]
Authorized
Authorized, beginning balance | shares	23,949,023,814
Authorized, beginning balance (in Dollars) | $	$ 1
Authorized, ending balance | shares	23,949,023,814
Authorized, ending balance (in Dollars) | $	$ 1
Issued and full paid
Issued and full paid, beginning balance | shares	6,343,056
Issued and full paid, beginning balance (in Dollars) | $		[1]
Issued and full paid, ending balance | shares	6,343,056
Issued and full paid, ending balance (in Dollars) | $		[1]

[1]	The amount is less than US$1,000.